Accounting policies - Adoption of IFRS 9 - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for impairment losses
Initial adoption of IFRS 9
Financial assets, as originally presented	$ (17,961)
Financial assets, Remeasurement, Adjustments on initial adoption of IFRS 9	(3,256)
Financial assets, restated	(21,217)
Financial assets available for sale category
Initial adoption of IFRS 9
Financial assets, as originally presented	165,742
Financial assets available for sale category | Debt instruments.
Initial adoption of IFRS 9
Financial assets, as originally presented		$ 154,318	$ 113,525
Reclassification of debt instruments from Available-for-sale to Amortized cost	(73,131)
Reclassification of financial instruments from Available-for-sale to FVTOCI	(91,816)
Financial assets, Remeasurement, Adjustments on initial adoption of IFRS 9	13
Financial assets, restated		$ 154,318	$ 113,525
Financial assets available for sale category | Equity instruments.
Initial adoption of IFRS 9
Reclassification of financial instruments from Available-for-sale to FVTOCI	(795)
Loans and receivables category
Initial adoption of IFRS 9
Financial assets, as originally presented	679,300
Loans and receivables category | Debt instruments.
Initial adoption of IFRS 9
Reclassification of financial instruments from Loans and receivables to Amortized cost	(10,758)
Loans and receivables category | Loans and advances to customers and credit institutions
Initial adoption of IFRS 9
Reclassification of financial instruments from Loans and receivables to Amortized cost	(668,542)
Financial assets at fair value through other comprehensive income category
Initial adoption of IFRS 9
Financial assets, restated	92,611
Financial assets at fair value through other comprehensive income category | Debt instruments.
Initial adoption of IFRS 9
Financial assets, as originally presented	164,947
Reclassification of financial instruments from Available-for-sale to FVTOCI	91,816
Financial assets, restated	91,816
Financial assets at fair value through other comprehensive income category | Equity instruments.
Initial adoption of IFRS 9
Reclassification of financial instruments from Available-for-sale to FVTOCI	795
Financial assets at amortized cost category
Initial adoption of IFRS 9
Financial assets, restated	751,448
Financial assets at amortized cost category | Allowance for impairment losses
Initial adoption of IFRS 9
Financial assets, Remeasurement, Adjustments on initial adoption of IFRS 9	(3,270)
Financial assets at amortized cost category | Debt instruments.
Initial adoption of IFRS 9
Reclassification of debt instruments from Available-for-sale to Amortized cost	73,131
Remeasurement of financial instruments reclassified to Amortized cost	2,287
Reclassification of financial instruments from Loans and receivables to Amortized cost	10,758
Financial assets at amortized cost category | Loans and advances to customers and credit institutions
Initial adoption of IFRS 9
Reclassification of financial instruments from Loans and receivables to Amortized cost	$ 668,542